    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 27, 1999
                                                               FILE NO. 2-73428
                                                               FILE NO. 811-3231
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933           / /
                        POST-EFFECTIVE AMENDMENT NO. 23       /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940       / /
                                AMENDMENT NO. 23              /X/

                            ------------------------

                             SEI LIQUID ASSET TRUST
               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (800) 342-5734

                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

     Richard W. Grant, Esq.               John H. Grady, Jr., Esq.
     Morgan, Lewis & Bockius LLP          Morgan, Lewis & Bockius LLP
     1701 Market Street                   1701 Market Street
     Philadelphia, Pennsylvania 19103     Philadelphia, Pennsylvania 19103

                            ------------------------

Title of Securities Being Registered . . . Units of Beneficial Interest

 It is proposed that this filing will become effective (check appropriate box):

   / /     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)
   /X/     on October 28, 1999 pursuant to paragraph (a) of Rule 485

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             SEI LIQUID ASSET TRUST


                                 CLASS A SHARES

                                   PROSPECTUS

                                OCTOBER 31, 1999

                            TREASURY SECURITIES FUND
                           GOVERNMENT SECURITIES FUND
                              PRIME OBLIGATION FUND
                                MONEY MARKET FUND



                                    ADVISER:
                       WELLINGTON MANAGEMENT COMPANY, LLP


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
  ANY FUNDSHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                 IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                              ABOUT THIS PROSPECTUS

SEI Liquid Asset Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies, and are designed primarily for institutional investors. This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN WHICH IS COMMON TO EACH FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS PLEASE SEE:

                                                                      PAGE
     TREASURY SECURITIES FUND.........................................XXX
     GOVERNMENT SECURITIES FUND.......................................XXX
     PRIME OBLIGATION FUND............................................XXX
     MONEY MARKET FUND................................................XXX
     THE FUNDS' OTHER INVESTMENTS.....................................XXX
     THE INVESTMENT ADVISER...........................................XXX
     PURCHASING AND SELLING FUND SHARES...............................XXX
     DIVIDENDS AND DISTRIBUTIONS......................................XXX
     TAXES............................................................XXX
     FINANCIAL HIGHLIGHTS.............................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         SEI LIQUID ASSET TRUST.......................................Back Cover

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of its Adviser. The Adviser invests each Fund's assets in a way it believes will help each Fund achieve its goal. Still, investing in the Funds involve risk, and there is no guarantee that the Funds will achieve their goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

      ALTHOUGH EACH FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE
        OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

YEAR 2000 RISKS


Like other mutual funds (and most organizations around the world), the Funds could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Funds or on the financial markets in general, each Fund is taking steps to protect Fund investors. These include efforts to ensure that each Funds' own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by each Funds' mission critical service providers. The Funds have also sought and received assurances from these service providers that they are devoting significant resources to prevent material adverse consequences to the Funds. Whether these steps will be effective can only be known for certain in the year 2000. While such assurances have been received, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Funds purchase, which may have an impact on the value of the Funds' shares. There is additional information on these risks in the Statement of Additional Information.

TREASURY SECURITIES FUND

FUND SUMMARY


INVESTMENT GOAL                         Preserving principal and maintaining
                                        liquidity while providing current income

SHARE PRICE VOLATILITY                  Very low

PRINCIPAL INVESTMENT STRATEGY           The Fund is professionally managed to
                                        provide liquidity, diversification and a competitive yield by investing in U.S.
                                        Treasury securities

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE TREASURY SECURITIES FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Funds' yield will decline due to falling interest rates.

Although the Funds' U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for 10 years.*

                        1989                     XXX%
                        1990                     XXX%
                        1991                     XXX%
                        1992                     XXX%
                        1993                     XXX%
                        1994                     XXX%
                        1995                     XXX%
                        1996                     XXX%
                        1997                     XXX%
                        1998                     XXX%
                    BEST QUARTER              WORST QUARTER
                        X.XX%                     X.XX%
                     (XX/XX/XX)                (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO SEPTEMBER 30, 1999, WAS X.XX%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 1998.

                                              1 YEAR       5 YEARS     10 YEARS   SINCE INCEPTION
TREASURY SECURITIES FUND - CLASS A SHARES      XXX%         XXX%         XXX%          XXX%*

*    The inception date for Class A Shares of the Fund is January 18, 1982.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY CURRENTLY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                         CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                          X.XX%
Distribution (12b-1) Fees                                         None
Other Expenses                                                    X.XX%
                                                                  -----
TOTAL ANNUAL FUND OPERATING EXPENSES                              X.XX%
         Fee Waivers and Expense Reimbursements                   X.XX%
                                                                  -----
NET EXPENSES                                                      0.44%*

--------------------------------------------------------------------------------
* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.44%. The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and or Distributor may each discontinue all or part of their waiver at any time. With this fee waiver, the Fund's actual total operating expenses are as follows:

     Treasury Securities Fund - Class A Shares                    X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                              1 YEAR       3 YEARS     5 YEARS   10 YEARS
TREASURY SECURITIES FUND - CLASS A SHARES     $XXX         $XXX        $XXX       $XXX

GOVERNMENT SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                         Preserving principal and maintaining
                                        liquidity while providing current income

SHARE PRICE VOLATILITY                  Very low

PRINCIPAL INVESTMENT STRATEGY           The Fund is professionally managed to
                                        provide liquidity, diversification and a competitive yield by investing in U.S.
                                        Government securities

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government, and repurchase agreements fully-collateralized by such obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows guidelines about the credit quality, maturity and diversification of its investments. With respect to maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE GOVERNMENT SECURITIES FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for 10 years.*

                        1989                     XXX%
                        1990                     XXX%
                        1991                     XXX%
                        1992                     XXX%
                        1993                     XXX%
                        1994                     XXX%
                        1995                     XXX%
                        1996                     XXX%
                        1997                     XXX%
                        1998                     XXX%
                    BEST QUARTER              WORST QUARTER
                        X.XX%                     X.XX%
                     (XX/XX/XX)                (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO SEPTEMBER 30, 1999, WAS X.XX%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 1998.

                                                        1 YEAR      5 YEARS     10 YEARS    SINCE INCEPTION
GOVERNMENT SECURITIES FUND - CLASS A SHARES              XXX%        XXX%         XXX%           XXX%*

*    The inception date for Class A Shares of the Fund is January 18, 1982.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY CURRENTLY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                         CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                          X.XX%
Distribution (12b-1) Fees                                         None
Other Expenses                                                    X.XX%
                                                                  -----
TOTAL ANNUAL FUND OPERATING EXPENSES                              X.XX%
         Fee Waivers and Expense Reimbursements                   X.XX%
                                                                  -----
NET EXPENSES                                                      0.44%*

--------------------------------------------------------------------------------

* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.44%. The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and or Distributor may each discontinue all or part of their waiver at any time. With this fee waiver, the Fund's actual total operating expenses are as follows:

     Government Securities Fund - Class A Shares                  X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                        1 YEAR       3 YEARS     5 YEARS   10 YEARS
GOVERNMENT FUND - CLASS A SHARES                        $XXX         $XXX        $XXX       $XXX

PRIME OBLIGATION FUND

FUND SUMMARY

INVESTMENT GOAL                         Preserving principal and maintaining
                                        liquidity while providing current income

SHARE PRICE VOLATILITY                  Very low

PRINCIPAL INVESTMENT STRATEGY           The Fund is professionally managed to
                                        provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments


INVESTMENT STRATEGY

The Prime Obligation Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper (including asset backed commercial paper) rated in the highest short-term rating category by at least one nationally recognized statistical rating organization; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term corporate obligations (including asset-backed securities) rated in one of the two highest long-term rating categories; (iv) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows guidelines about the credit quality, maturity and diversification of its investments. With respect to credit quality and maturity, these guidelines are more restrictive than the Investment Company Act rules applicable to money market funds.

WHAT ARE THE RISKS OF INVESTING IN THE PRIME OBLIGATION FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for 10 years.*

                        1989                     XXX%
                        1990                     XXX%
                        1991                     XXX%
                        1992                     XXX%
                        1993                     XXX%
                        1994                     XXX%
                        1995                     XXX%
                        1996                     XXX%
                        1997                     XXX%
                        1998                     XXX%
                    BEST QUARTER              WORST QUARTER
                        X.XX%                     X.XX%
                     (XX/XX/XX)                (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO SEPTEMBER 30, 1999, WAS X.XX%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 1998.


                                                    1 YEAR       5 YEARS     10 YEARS   SINCE INCEPTION
PRIME OBLIGATION FUND - CLASS A SHARES              XXX%         XXX%        XXX%       XXX%*

*    The inception date for Class A Shares of the Fund is January 18, 1982.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY CURRENTLY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                         CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                          X.XX%
Distribution (12b-1) Fees                                         None
Other Expenses                                                    X.XX%
                                                                  -----
TOTAL ANNUAL FUND OPERATING EXPENSES                              X.XX%
         Fee Waivers and Expense Reimbursements                   X.XX%
                                                                  -----
NET EXPENSES                                                      0.44%*

--------------------------------------------------------------------------------

* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.44%. The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and or Distributor may each discontinue all or part of their waiver at any time. With this fee waiver, the Fund's actual total operating expenses are as follows:

     Prime Obligation Fund - Class A Shares                       X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                    1 YEAR       3 YEARS     5 YEARS   10 YEARS
PRIME OBLIGATION FUND - CLASS A SHARES              $XXX         $XXX        $XXX       $XXX

MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                         Preserving principal and maintaining
                                        liquidity while providing current income

SHARE PRICE VOLATILITY                  Very low

PRINCIPAL INVESTMENT STRATEGY           The Fund is professionally managed to
                                        provide liquidity, diversification and a competitive yield by investing in high quality, short-term money market instruments


INVESTMENT STRATEGY

The Money Market Fund is comprised of short-term U.S. dollar denominated debt obligations that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Adviser determines are of comparable quality. The Fund invests in: (i) commercial paper and other short-term corporate obligations of U.S. and foreign issuers, (including asset-backed securities) rated in the highest short-term rating category; (ii) certificates of deposit, time deposits, bankers' acceptances, bank notes and other obligations of U.S. savings and loan institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; (iv) obligations of foreign governments (including Canadian and Provincial Government and Crown Agency obligations); and (v) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. government. The Fund may also enter into fully-collateralized repurchase agreements.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity, that are marketable and liquid, offer competitive yields, and are issued by issuers that are on a sound financial footing. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE MONEY MARKET FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A shares from year to year for 10 years.*

                        1989                     XXX%
                        1990                     XXX%
                        1991                     XXX%
                        1992                     XXX%
                        1993                     XXX%
                        1994                     XXX%
                        1995                     XXX%
                        1996                     XXX%
                        1997                     XXX%
                        1998                     XXX%
                    BEST QUARTER              WORST QUARTER
                        X.XX%                     X.XX%
                     (XX/XX/XX)                (XX/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS A TOTAL RETURN FROM JANUARY 1, 1999, TO SEPTEMBER 30, 1999, WAS X.XX%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 1998.

                                        1 YEAR         5 YEARS        10 YEARS     SINCE INCEPTION
MONEY MARKET FUND - CLASS A SHARES       XXX%            XXX%           XXX%            XXX%*

*    The inception date for Class A Shares of the Fund is January 18, 1982.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY CURRENTLY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                         CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                          X.XX%
Distribution (12b-1) Fees                                         None
Other Expenses                                                    X.XX%
                                                                  -----
TOTAL ANNUAL FUND OPERATING EXPENSES                              X.XX%
         Fee Waivers and Expense Reimbursements                   X.XX%
                                                                  -----
NET EXPENSES                                                      0.44%*

--------------------------------------------------------------------------------
* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding 0.44%. The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and or Distributor may each discontinue all or part of their waiver at any time. With this fee waiver, the Fund's actual total operating expenses are as follows:

     Money Market Fund - Class A Shares                           X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                        1 YEAR      3 YEARS      5 YEARS      10 YEARS
MONEY MARKET FUND - CLASS A SHARES       $XXX         $XXX         $XXX         $XXX

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS

This prospectus describes the Funds' primary investment strategies. Each Fund is required to invest at least 80% of its assets, but normally will invest 100% of its assets, in the types of securities described in this prospectus. However, the Funds also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of their assets in cash or cash equivalents that would not ordinarily be consistent with the Funds' objectives. Of course, there is no guarantee that the Funds will achieve their investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington"), serves as the Adviser to the Funds. As of September 30, 1999, Wellington had approximately $____ billion in assets under management. For the fiscal year ended June 30, 1999, each Fund paid Wellington advisory fees of .___% of average daily net assets.

John C. Keogh is the portfolio manager of the Funds. Mr. Keogh has been an investment professional with Wellington since 1983.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Funds. The Funds offer Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds' Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the same day the order is placed. The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to certain financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

Each Fund's NAV is calculated once each Business Day at 2:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Funds (or their authorized intermediaries) must receive your purchase order and federal funds (readily available funds) before the Funds calculate their NAV.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.

The Funds value their securities by utilizing the amortized cost valuation method (as described in the SAI). If the Funds think amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Funds expect their NAV to remain constant at $1.00 per share, although there is no guarantee that any Fund can accomplish this.

HOW TO SELL YOUR FUND SHARES

Holders of Class A Shares may sell shares on any Business Day by following the procedures established when they opened their account or accounts with their financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Funds (or their authorized intermediaries) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale as promptly as possible after they receive your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to .25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Funds. The Distributor has no current intention to discontinue this voluntary waiver.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and distributes its income monthly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The Funds will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUNDS' SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of the Funds. This information is intended to help you understand the Funds' financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by __________________________, independent public accountants. Their report, along with the Funds' financial statements, appears in the annual report that accompanies the Funds' SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

                             SEI LIQUID ASSET TRUST

INVESTMENT ADVISER

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 31, 1999, includes more detailed information about SEI Liquid Asset Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-DIAL-SEI

BY MAIL:  Write to the Funds at:

One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET:  HTTP://WWW.SEIC.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Funds' Investment Company Act registration number is 811-03231.

                             SEI LIQUID ASSET TRUST

                                 CLASS D SHARES

                                   PROSPECTUS

                                OCTOBER 31, 1999

                            TREASURY SECURITIES FUND

                                    ADVISER:
                       WELLINGTON MANAGEMENT COMPANY, LLP

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY FUND
 SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A
                    CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                              ABOUT THIS PROSPECTUS

SEI Liquid Asset Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class D Shares of the Treasury Securities Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                 PAGE
     PRINCIPAL INVESTMENT STRATEGIES AND RISKS...................XXX
     PERFORMANCE INFORMATION AND EXPENSES........................XXX
     THE FUND'S OTHER INVESTMENTS................................XXX
     THE INVESTMENT ADVISER......................................XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES..............XXX
     DIVIDENDS AND DISTRIBUTIONS.................................XXX
     TAXES.......................................................XXX
     FINANCIAL HIGHLIGHTS........................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         SEI LIQUID ASSET TRUST..................................Back Cover

RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

     ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF
         $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Fund could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Fund or on the financial markets in general, the Fund is taking steps to protect Fund investors. These include efforts to ensure that the Fund's own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Fund's mission critical service providers. The Fund has also sought and received assurances from these service providers that they are devoting significant resources to prevent material adverse consequences to the Fund. Whether these steps will be effective can only be known for certain in the year 2000. While such assurances have been received, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Fund purchases, which may have an impact on the value of the Fund's shares. There is additional information on these risks in the Statement of Additional Information.

TREASURY SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                            Preserving principal and maintaining
                                           liquidity while providing current
                                           income

SHARE PRICE VOLATILITY                     Very low

PRINCIPAL INVESTMENT STRATEGY              The Fund is professionally managed to
                                           provide liquidity, diversification
                                           and a competitive yield by investing
                                           in U.S. Treasury securities

INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collateralized by U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE TREASURY SECURITIES FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY
LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class D Shares from year to year for four years.*

                                1995                XX%
                                1996                XX%
                                1997                XX%
                                1998                XX%

                            BEST QUARTER             WORST QUARTER
                                X.XX%                    X.XX%
                              (X/XX/XX)                (X/XX/XX)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S CLASS D TOTAL RETURN FROM JANUARY 1, 1999, TO SEPTEMBER 30, 1999, WAS X.XX%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS D SHARES FOR THE PERIODS ENDED DECEMBER 31, 1998.

                                                   1 YEAR       SINCE INCEPTION
TREASURY SECURITIES FUND - CLASS D SHARES         X.XX%            X.XX%*

The inception date for Class D Shares of the Fund is May 4, 1994.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY CURRENTLY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                             CLASS D SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                             0.02%
Distribution (12b-1) Fees                                            0.25%
Other Expenses                                                       0.55%
                                                                     -----
TOTAL ANNUAL FUND OPERATING EXPENSES                                 X.XX%
         Fee Waivers and Expense Reimbursements                      X.XX%
                                                                     -----
NET EXPENSES                                                         X.XX%*
--------------------------------------------------------------------------------

* SEI Investments Fund Management has contractually agreed to waive fees and to reimburse expenses in order to keep total operating expenses from exceeding X.XX%. The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator and/or Distributor are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator and or Distributor may each discontinue all or part of their waiver at any time. With this fee waiver, the Fund's actual total operating expenses are as follows:

         Treasury Securities Fund - Class D Shares           X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                              1 YEAR     3 YEARS     5 YEARS     10 YEARS
TREASURY SECURITIES FUND - CLASS D SHARES     $XXX       $XXX        $XXX        $XXX

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS

This prospectus describes the Fund's primary investment strategies. The Fund is required to invest at least 80% of its assets, but normally will invest 100% of its assets, in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objectives. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington"), serves as the Adviser to the Fund. As of September 30, 1999, Wellington had approximately $____ billion in assets under management. For the fiscal year ended June 30, 1999, the Fund paid Wellington advisory fees of . % of its average daily net assets.

John C. Keogh is the portfolio manager of the Fund. Mr. Keogh has been an investment professional with Wellington since 1983

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") Class D Shares of the Fund. The Fund offers Class D Shares to individuals and financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

The Fund's NAV is calculated once each Business Day at 2:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund (or its authorized intermediary) must receive your purchase order and federal funds (readily available funds) before the Fund calculates its NAV.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.

The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

AUTOMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase Class D shares automatically through regular deductions from your account in amounts of at least $25.

HOW TO SELL YOUR FUND SHARES

Holders of Class D Shares may sell shares on any Business Day by following the procedures established when they opened their account or accounts with their financial institution or intermediary. You may sell your shares by contacting your financial institution or financial intermediary by mail or telephone. Your financial institution or intermediary may charge you a fee for its services. The Fund offers free check writing services to Class D shareholders. You may redeem shares by writing checks on your account for $500 or more after establishing a check-writing account through your financial institution/intermediary. The sale price of each share will be the next NAV determined after the Fund (or its authorized institution) receives your request.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale as promptly as possible after it receives your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the Class D Shares of the Fund.

The Fund has adopted a distribution plan that allows the Fund to pay SIDCo. distribution fees for the sale and distribution of its Class D Shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Class D Shares, the distribution fee is .25% of the average daily net assets of the Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales chare it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling Class D Shares of the Fund.

HOW TO EXCHANGE YOUR SHARES

You may exchange your Class D Shares of the Fund for Class D Shares of any other SEI Fund on any Business Day by contacting your financial institution or intermediary by mail or telephone. Your financial institution or intermediary may charge you a fee for its services. This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. If you exchange into a Fund that is subject to a sales charge, you may have to pay the sales charge charged by that Fund.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class D Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by _____________________________, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

                             SEI LIQUID ASSET TRUST

INVESTMENT ADVISER

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 31, 1999, includes more detailed information about SEI Liquid Asset Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-DIAL-SEI

BY MAIL:  Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET:  http://www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Daily Income Trust, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Fund's Investment Company Act registration number is 811-03231.

                             SEI LIQUID ASSET TRUST


                                 CLASS A SHARES

                                   PROSPECTUS

                                OCTOBER 31, 1999


                             INSTITUTIONAL CASH FUND


                                    ADVISER:
                       WELLINGTON MANAGEMENT COMPANY, LLP


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
 ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                 IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                              ABOUT THIS PROSPECTUS

SEI Liquid Asset Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). This prospectus gives you important information about the Class A Shares of the Institutional Cash Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                      PAGE
     PRINCIPAL INVESTMENT STRATEGIES AND RISKS........................XXX
     PERFORMANCE INFORMATION AND EXPENSES.............................XXX
     THE FUND'S OTHER INVESTMENTS.....................................XXX
     THE INVESTMENT ADVISER...........................................XXX
     PURCHASING AND SELLING FUND SHARES...............................XXX
     DIVIDENDS AND DISTRIBUTIONS......................................XXX
     TAXES............................................................XXX
     FINANCIAL HIGHLIGHTS.............................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         SEI LIQUID ASSET TRUST.......................................Back Cover

RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of its Adviser. The Adviser invests the Fund's assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

          ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

YEAR 2000 RISKS

Like other mutual funds (and most organizations around the world), the Fund could be affected by computer problems related to the transition to the year 2000. While no one knows if these problems will have any impact on the Fund or on the financial markets in general, the Fund is taking steps to protect Fund investors. These include efforts to ensure that the Fund's own systems are prepared to make the transition to the year 2000, and to determine that the problem will not affect the systems used by the Fund's mission critical service providers. The Fund has also sought and received assurances from these service providers that they are devoting significant resources to prevent material adverse consequences to the Fund. Whether these steps will be effective can only be known for certain in the year 2000. While such assurances have been received, year 2000 problems may ultimately negatively affect the companies and governments whose securities the Fund purchases, which may have an impact on the value of the Fund's shares. There is additional information on these risks in the Statement of Additional Information.

INSTITUTIONAL CASH FUND

FUND SUMMARY

INVESTMENT GOAL                         Preserving principal and maintaining
                                        liquidity while providing current income

SHARE PRICE VOLATILITY                  Very low

PRINCIPAL INVESTMENT STRATEGY           The Fund is professionally managed to
                                        provide liquidity, diversification and a competitive yield by investing in U.S.
                                        Treasury securities


INVESTMENT STRATEGY

The Fund invests exclusively in U.S. Treasury obligations.

Using a top-down strategy and bottom-up security selection, the Adviser seeks securities with an acceptable maturity that are marketable and liquid and offer competitive yields. The Adviser also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The Fund follows strict Investment Company Act rules about the credit quality, maturity and diversification of its investments.

WHAT ARE THE RISKS OF INVESTING IN THE INSTITUTIONAL CASH FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for nine years.*

                            1989                      XXX%
                            1990                      XXX%
                            1991                      XXX%
                            1992                      XXX%
                            1993                      XXX%
                            1994                      XXX%
                            1995                      XXX%
                            1996                      XXX%
                            1997                      XXX%
                        BEST QUARTER              WORST QUARTER
                            X.XX%                     X.XX%
                          (X/XX/XX)                 (X/XX/XX)

*  THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A SHARES FOR THE PERIODS ENDED DECEMBER 31, 1997. AS OF SEPTEMBER 30, 1998, THE FUND WAS NO LONGER OFFERING SHARES.

                                                                                               SINCE
                                                 1 YEAR          5 YEARS       10 YEARS      INCEPTION
INSTITUTIONAL CASH FUND - CLASS A SHARES          XXX%            XXX%           XXX%          XXX%*

*    The inception date for Class A Shares of the Fund is ___.

Please call 1-800-DIAL-SEI to obtain the Fund's current yield.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY CURRENTLY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)                        CLASS A SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                         .XX%
Distribution (12b-1) Fees                                        None
Other Expenses                                                   .XX%
                                                                 ----
Total Annual Fund Operating Expenses                             .XX%*

--------------------------------------------------------------------------------
* The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser, Administrator, and/or Distributor are each voluntarily waiving a portion of their fees in order to keep total operating expenses at a specified level. The Adviser, Administrator, and or Distributor may each discontinue all or part of their waiver at any time. With this fee waiver, the Fund's actual total operating expenses are as follows:

     Institutional Cash Fund -- Class A Shares           X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, that Fund expenses remain the same, and that you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                 1 YEAR          3 YEARS        5 YEARS       10 YEARS
INSTITUTIONAL CASH FUND - CLASS A SHARES          XXX%            XXX%           XXX%          XXX%*

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS

This prospectus describes the Fund's primary investment strategies. The Fund is required to invest at least 80% of its assets, but normally will invest 100% of its assets, in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash or cash equivalents that would not ordinarily be consistent with the Fund's objective. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Wellington Management Company, LLP ("Wellington"), serves as the Adviser to the Fund. As of September 30, 1999, Wellington had approximately $____ billion in assets under management. For the fiscal year ended June 30, 1999, the Fund paid Wellington advisory fees of ___% of its average daily net assets.

John C. Keogh is the portfolio manager of the Fund. Mr. Keogh has been an investment professional with Wellington since 1983.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") shares of the Fund. The Fund offers Class A Shares only to financial institutions or intermediaries for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, please call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day). However, Fund shares cannot be purchased by Federal Reserve wire on Federal holidays on which wire transfers are restricted.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the same day the order is placed. The Fund may reject any purchase order if they determine that accepting the order would not be in the best interests of the Fund or its shareholders.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Investors who deal directly with a financial institution or financial intermediary will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

The Fund's NAV is calculated once each Business Day at 2:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally the Fund (or its authorized intermediary) must receive your purchase order and federal funds (readily available funds) before the Fund calculates its NAV.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund.

The Fund values its securities by utilizing the amortized cost valuation method (as described in the SAI). If the Fund thinks amortized cost is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund expects its NAV to remain constant at $1.00 per share, although there is no guarantee that the Fund can accomplish this.

HOW TO SELL YOUR FUND SHARES

Holders of Class A Shares may sell shares on any Business Day by following the procedures established when they opened their account or accounts with their financial institution or intermediary. You may also sell your shares by contacting your financial institution or financial intermediary by telephone. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or its authorized intermediaries) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale as promptly as possible after it receives your request, but it may take up to three Business Days. Your proceeds will be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you might have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to .25%. The Distributor has voluntarily agreed to waive the shareholder servicing fees applicable to Class A Shares of the Fund. The Distributor has no current intention to discontinue this voluntary waiver.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes its income monthly. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distribution are generally taxable at ordinary interest rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OF FUND SHARES IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class A Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

This information has been audited by _____________________________, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

                             SEI LIQUID ASSET TRUST

INVESTMENT ADVISER

Wellington Management Company, LLP
75 State Street
Boston, MA 02109

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 31, 1999, includes more detailed information about SEI Liquid Asset Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-DIAL-SEI

BY MAIL:  Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET:  http://www.seic.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Liquid Asset Trust, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Fund's Investment Company Act registration number is 811-03231.

                             SEI LIQUID ASSET TRUST

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Investment Adviser:

  Wellington Management Company, LLP

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Liquid Asset Trust (the "Trust"), and should be read in conjunction with the Trust's Class A and Class D Prospectuses, each of which is dated October 31, 1999. Prospectuses may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling 1-800-342-5734. Unless otherwise defined herein, capitalized terms used herein but not defined shall have the respective meanings set forth in the Prospectuses.

                               TABLE OF CONTENTS

The Trust.................................................................   S-2
Investment Objectives and Policies........................................   S-2
Description of Permitted Investments and Risk Factors.....................   S-3
Investment Limitations....................................................   S-9
The Administrator and Transfer Agent......................................  S-11
The Adviser...............................................................  S-12
Distribution and Shareholder Servicing....................................  S-13
Trustees and Officers of the Trust........................................  S-14
Performance...............................................................  S-16
Purchase and Redemption of Shares.........................................  S-18
Shareholder Services (Class D Shares).....................................  S-19
Taxes.....................................................................  S-20
Fund Transactions.........................................................  S-21
Description of Shares.....................................................  S-22
Limitation of Trustees' Liability.........................................  S-23
Voting....................................................................  S-23
Shareholder Liability.....................................................  S-23
Control Persons and Principal Holders of Securities.......................  S-23
Custodian.................................................................  S-25
Experts...................................................................  S-25
Legal Counsel.............................................................  S-26
Financial Statements......................................................  S-26

October 31, 1999

                                   THE TRUST

    SEI Liquid Asset Trust (the "Trust") is a diversified, open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated July 20, 1981. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of funds. Except for differences between Class A and Class D shares pertaining to distribution and shareholder servicing plans, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

    This Statement of Additional Information relates to the shares of the following Funds: Treasury Securities, Government Securities, Prime Obligation, Institutional Cash and Money Market Funds (each a "Fund" and, together, the "Funds"), and any classes of the Funds. Currently the Institutional Cash Fund is not selling shares.

                       INVESTMENT OBJECTIVES AND POLICIES

    TREASURY SECURITIES FUND--The Treasury Securities Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations and repurchase agreements fully-collaterized by such obligations.

    GOVERNMENT SECURITIES FUND--The Government Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in (i) U.S. Treasury obligations; (ii) obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; and (iii) repurchase agreements fully-collateralized by such obligations.

    PRIME OBLIGATION FUND--The Prime Obligation Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in obligations of U.S. issuers (excluding foreign branches of U.S. banks or U.S. branches of foreign banks) consisting of: (i) commercial paper rated, at the time of investment, in the highest short-term rating category by two or more nationally recognized statistical rating organizations (each an "NRSO"), or one NRSO if only one NRSO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. commercial banks or savings and loan institutions having total assets of $500 million or more as shown on their last published financial statements at the time of investment and that are insured by the Federal Deposit Insurance Corporation; (iii) corporate obligations with a remaining term of not more than 397 days of issuers that issue commercial paper of comparable priority and security meeting the above ratings or, if not rated, determined by the Adviser to be of comparable quality;
(iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, in the highest municipal bond rating categories by at least two NRSOs, or, if not rated, determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; and (v) repurchase agreements involving any of the foregoing obligations.

    INSTITUTIONAL CASH FUND--The Institutional Cash Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests exclusively in U.S. Treasury obligations.

    MONEY MARKET FUND--The Money Market Fund seeks to preserve principal and maintain liquidity while providing current income. Under normal market conditions, the Fund invests in obligations of denominated in U.S. dollars consisting of: (i) commercial paper rated, at the time of investment, in the highest short-term rating category by two or more NRSOs, or one NRSO if only one NRSO has rated the security or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, bankers' acceptances and bank notes) of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks) having total assets of $1 billion or more as shown on their last published financial statements at the time of investment;
(iii) short-term corporate obligations issued by U.S. and foreign issuers with a remaining term of not more than 397 days of issuers that issue commercial paper of comparable priority and security meeting the above ratings; (iv) short-term obligations issued by state and local governmental issuers which are rated, at the time of investment, in one of the two highest municipal bond rating categories by at least two NRSOs, or, if not rated, determined by the Adviser to be of comparable quality, and which carry yields that are competitive with those of other types of money market instruments of comparable quality; and (v) U.S. dollar denominated obligations of foreign governments including Canadian and Provincial Government and Crown Agency Obligations; (vi) repurchase agreements involving any of the foregoing obligations.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    ASSET-BACKED SECURITIES--The Prime Obligation and Money Market Funds may invest in asset-backed securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

    Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

    BANKERS' ACCEPTANCES--The Prime Obligation and Money Market Funds may invest in bankers' acceptances. A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--The Prime Obligation and Money Market Funds may invest in certificates of deposit. A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market, prior to maturity.

    COMMERCIAL PAPER--The Prime Obligation and Money Market Funds may invest in commercial paper. Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities.

    COMMERCIAL PAPER RATINGS--The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"),

Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff"), Thomson BankWatch ("Thomson") and IBCA Limited and IBCA, Inc. (together, "IBCA").

    Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a safety regarding timely payment, but not as high as A-1.

    Moody's employs two designations, judged to be high grade commercial paper, to indicate the relative repayment capacity of rated issuers as follows:

     Prime-1  Superior Quality
     Prime-2  Strong Quality

    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly lower in degree than the strongest issues.

    The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2, the second highest rating category, is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

    The rating TBW-1 is the highest commercial paper rating assigned by Thomson. Paper rated TBW-1 indicates a very high likelihood that principal and interest will be paid on a timely basis. The rating TBW-2 is the second-highest rating assigned category by Thomson. The relative degree of safety regarding timely repayment of principal and interest is strong. However, the relative degree of safety is not as high as for issues rated TBW-1.

    The designation A1, the highest rating category established by IBCA, indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2, the second highest rating category, are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Fixed income securities rated in the fourth highest rating category lack outstanding investment characteristics, and have speculative characteristics as well. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

    Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

    There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

    FOREIGN SECURITIES--The Money Market Fund may invest in U.S. dollar denominated obligations of foreign issuers, including foreign branches of U.S. commercial banks, and of U.S. and London branches of foreign banks. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Although the Fund's foreign securities will be denominated in U.S. dollars, their value may be impacted by the exchange rate between the U.S. dollar and the foreign currency of the issuer.

    GNMA SECURITIES--The Prime Obligation, Money Market and Government Securities Funds may invest in securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. However, any premiums paid to purchase these instruments are not subject to GNMA guarantees. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages.

    These securities represent ownership in a pool of Federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year mortgage-backed bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Funds will receive monthly scheduled payments of principal and interest. In addition, the Funds may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then-prevailing interest rate.

    Although GNMA certificates may offer yields higher than those available from other types of U.S. Government Securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

    ILLIQUID SECURITIES--Illiquid securities are securities which cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of more than seven days in length.

    MUNICIPAL SECURITIES--The Prime Obligation and Money Market Funds may invest in Municipal Securities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any nationally recognized statistical rating organization ("NRSRO") are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    MUNICIPAL AND CORPORATE BOND RATINGS--Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rate AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

    Bonds which are rated Aaa by Moody's are judged to be the best quality. They carry the smallest degree of credit risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    Bonds rated AAA are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

    Bonds rated Duff-1 are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

    Bonds which are rated AAA are judged by Thomson to be of the highest category. The ability to repay principal and interest on a timely basis is very high. Bonds rated AA are judged by Thomson to be of a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

    Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

    MUNICIPAL NOTE RATINGS--Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term Municipal Securities rated MIG-1 or VMIG-1 are of the best quality and such securities have strong protection afforded by established cash flows, superior liquidity support and/or demonstrated access to the market for refinancing. Short-term Municipal Securities rated MIG-2 and VMIG-2 are of high quality and their margins of protection are ample, although not so large as in the preceding group.

    An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

    - Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rate symbols are as follows:

    SP-1. Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2.  Satisfactory capacity to pay principal and interest.

    REPURCHASE AGREEMENTS--The Treasury Securities, Government Securities, Prime Obligation, and Money Market Funds may enter into repurchase agreements, which are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. The Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the securities held as collateral. Wellington Management Company, LLP (the "Adviser") enters into repurchase agreements only with financial institutions which it deems to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by and periodically reviewed by the Board of Trustees. These guidelines currently permit the Funds to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The Adviser monitors compliance with this requirement. Under all repurchase agreements entered into by the Funds, the Funds will take actual or constructive possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Funds are treated as an unsecured creditor. Repurchase Agreements are considered loans under the 1940 Act.

    SUPRANATIONAL AGENCY OBLIGATIONS--The Money Market Fund may invest in supranational agency obligations. Supranational agency obligations are debt obligations established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank, and the Nordic Investment Bank.

    TIME DEPOSITS----A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with maturities of more than seven days are considered to be illiquid.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--The Government Securities, Prime Obligation, and Money Market Funds may invest in obligations of agencies of the United States Government, which consist of obligations issued by, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities guaranteed by the GNMA, which represent participation in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (E.G., GNMA Securities), others (in which all Funds permitted to invest in agencies' securities may invest) are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the instrumentality (E.G., Fannie Mae Securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation, so that in the event of a default prior to maturity, there might not be a market, and thus no means of realizing the value of the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares. The Funds do not intend to purchase securities issued by the World Bank, the Inter-American Development Bank or the Asian Development Bank.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury as well as separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities ("STRIPS"), that are transferable through the federal book-entry system.

    U.S. TREASURY STRIPS--U.S. Treasury STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying investments.

    VARIABLE OR FLOATING RATE INSTRUMENTS--Certain of the Funds may invest in variable or floating rate instruments. These securities may involve a demand feature and may include variable amount master demand notes that may be backed by bank letters of credit. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Adviser, be equivalent to the long-term bond or commercial paper ratings applicable to the Fund's permitted investments. The Adviser will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

    WHEN-ISSUED SECURITIES--Each Fund may invest in when-issued securities. These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. When-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during the period prior to settlement. The payment obligation and the interest rate that a Fund will receive on the securities are each fixed at the time the Fund enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when delivery takes place may actually be higher than those obtained in the transaction itself, in which case the Fund could experience an unrealized loss at the time of delivery.

    Segregated accounts comprised of cash or liquid securities will be established with the custodian for a Fund in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, the appropriate Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

YEAR 2000

    The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, business and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its mission critical service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and have sought and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

                       FUNDAMENTAL INVESTMENT LIMITATIONS

    The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and any securities guaranteed thereby) if as a result more than 5% of total assets of the Fund (based on fair market value at the time of investment) would be invested in the securities of such issuer: provided, however, that the Fund may temporarily invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund based on fair market value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments for the Fund and any interest paid on such borrowings will reduce the income of the Fund.

4. Make loans, except that any Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's total assets.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings, as described in the Prospectus, in aggregate amounts not to exceed 10% of the net assets of such Fund taken at fair market value at the time such loan is incurred.

6.  Invest in companies for the purpose of exercising control.

7.  Acquire more than 10% of the voting securities of any one issuer.

8. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, any Fund may purchase obligations issued by companies which invest in real estate, real estate limited partnerships, commodities or commodities contracts.

9. Make short sales of securities, maintain a short position or purchase securities on margin, except that a Fund may obtain short-term credits as necessary for the clearance of security transactions.

10. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Portfolio security.

11. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and, in any event, may not purchase securities of other open-end investment companies. Under these rules and regulations, the Funds are prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, a Fund owns more than 3% of the total voting stock of an investment company; securities issued by any one investment company represent more than 5% of the total Fund assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of a Fund. These investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund's purchase of such investment companies results in the layering of expenses such that shareholders would indirectly bear a proportionate share of such investment companies' expenses, including advisory fees.

12. Issue senior securities (as defined in the Investment Company Act of 1940) except in connection with permitted borrowings as described in the Prospectus and this Statement of Additional Information or as permitted by rule, regulation or order of the Securities and Exchange Commission.

13. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment adviser of the Trust owns beneficially more than of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than of 1% of such shares or securities together own more than 5% of such shares or securities.

14. Purchase securities of any company which has (with predecessors) a record of less than three years' continuing operations, except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or
    (ii) municipal securities which are rated by at least two nationally recognized municipal bond rating services, if, as a result, more than 5% of the total assets (taken at fair market value) of the Fund would be invested in such securities.

15. Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

16. Invest in interests in oil, gas or other mineral exploration or development programs.

17. Purchase restricted securities (securities which must be registered under the Securities Act of 1933 before they may be offered or sold to the public) or other illiquid securities except as described in the Prospectus and this Statement of Additional Information.

    Except with respect to the limitation on investing in illiquid securities, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

                     NON-FUNDAMENTAL INVESTMENT LIMITATIONS

    The following investment limitation is a non-fundamental policy of the Trust and may be changed without shareholder approval.

1. The Government Securities and Prime Obligation Funds must maintain an average dollar-weighted Fund maturity of 90 days or less.

                               THE ADMINISTRATOR

    The Trust and SEI Investment Funds Management ("SEI Management" or the "Administrator") have entered into a Management Agreement (the "Management Agreement"). The Management Agreement, provides that SEI Investments Fund Management (the "Manager") shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The Management Agreement, unless terminated sooner as provided therein, shall remain in effect for two years after the date of the Agreement and shall continue in effect for successive periods of one year if such continuance is specifically approved at least annually (i) by the Trustees of the Trust and
(ii) by the vote of a majority of the Trustees of the Trust, who are not parties to the Management Agreement or interested persons (as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of any such party, cast in person at a Board of Trustees meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time and without penalty by the Trustees of the Trust or by the Administrator on not less than 30 days' nor more than 60 days' written notice to the other party thereto. Any notice under the Management Agreement shall be given in writing, addressed and delivered, or mailed postpaid, to the other party at the designated mailing address of such party.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Funds, Oak Associates Funds, The Parkstone Advantage Fund, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, and UAM Funds, Inc. II Funds.

    The Administrator has agreed contractually to waive its fee in order to limit operating expenses of the Funds to not more than .44% of average net assets of the Class A shares and .84% of average net assets of the Class D shares. As to the Institutional Cash Fund only, this waiver is voluntary and may be terminated at any time. Shareholders will be notified in advance if and when the waiver is terminated. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest, litigation and extraordinary expenses.

    For the fiscal years ended June 30, 1997, 1998 and 1999, the Funds paid fees to the Administrator as follows:

                                                  MANAGEMENT FEES PAID                           MANAGEMENT FEES WAIVED
                                      ---------------------------------------------   ---------------------------------------------
                                          1997            1998            1999            1997            1998            1999
                                      -------------   -------------   -------------   -------------   -------------   -------------
Treasury Securities Fund............  $   2,666,177   $   2,584,546   $               $     383,785   $     270,932   $
Government Securities Fund..........  $     676,893   $     496,201   $               $      42,733   $      50,528   $
Prime Obligation Fund...............  $   3,030,793   $   3,583,757   $               $     418,795   $     338,143   $
Institutional Cash Fund.............  $       7,595   $    --         $               $    --         $    --         $
Money Market Fund...................        *               *         $                     *               *         $

------------------------

* Not in operation during such period.

                                  THE ADVISER

    The Trust and Wellington Management Company, LLP ("the Adviser") have entered into an investment advisory agreement (the "Advisory Agreement") dated October 30, 1985. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    WMC serves as the investment adviser for each Fund. The Adviser is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. Under the advisory agreement, the Adviser invests the assets of the Funds and continuously reviews, supervises and administers each Fund's investment program. The Adviser is independent of the Administrator and SEI and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.

    The Adviser and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of October 1, 1999, the Adviser had
discretionary management authority with respect to approximately $   billion of
assets, including the assets of the Trust and SEI Liquid Asset Trust, each an open-end management investment company administered by the Administrator. The principal address of the Adviser is 75 State Street, Boston, Massachusetts 02109. WMC is a Massachusetts limited liability partnership whose managing partners are Robert W. Doran, Duncan M. McFarland and John R. Ryan.

    The continuance of the Advisory Agreement after the first two (2) years of the Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

    The Adviser is entitled to a fee for its investment advisory services, which is calculated daily and paid monthly, at the following annual rates: .075% of the Trust's daily net assets up to $500 million, and .02% of the Trust's daily net assets in excess of $500 million. The fee is allocated among the Funds based upon their relative net assets.

    For the fiscal years ended June 30, 1997, 1998, and 1999 the Funds paid the Adviser advisory fees as follows:

                                                                 ADVISORY FEES PAID
                                                    ---------------------------------------------
                                                        1997            1998            1999
                                                    -------------   -------------   -------------
Treasury Securities Fund..........................  $     261,109   $     243,175   $
Government Securities Fund........................  $      61,539   $      46,569   $
Prime Obligation Fund.............................  $     296,290   $     334,016   $
Institutional Cash Fund...........................  $    --         $    --         $
Money Market Fund.................................        *               *         $

------------------------

* Not in operation during such period.

                     DISTRIBUTION AND SHAREHOLDER SERVICING

    The Trust has adopted a Distribution Agreement for the Funds dated November 29, 1982. The Trust has also adopted a Class D Distribution Plan (the "Class D Plan") for the Treasury Securities Fund in accordance with Rule 12b-1 under the 1940 Act, which regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. In this regard, the Board of Trustees has determined that the Class D Plan and the Distribution Agreement are in the best interests of the Shareholders. Continuance of the Class D Plan must be approved annually by a majority of the Trustees of the Trust, and by a majority of the Trustees who are not "interested persons" of the Trust as that term is defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of a Distribution Plan or in any agreements related thereto ("Qualified Trustees"). The Class D Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class D Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Class D Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

    The Class D Plan provides that the Trust will pay the Distributor a fee on the Class D shares of the Fund. The Distributor may use this fee for: (i) compensation for its services in connection with distribution assistance or provision of shareholder services or (ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services.

    Except to the extent that the Administrator and/or Adviser benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust has or had a direct or indirect financial interest in the operation of any of the distribution plans or related agreements.

    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the Securities and Exchange Commission ("SEC") by the Office of the Controller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

    The Funds have adopted a shareholder servicing plan for its Class A shares (the "Class A Plan"). Under this Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder and administrative services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

    For the fiscal year ended June 30, 1999, the Funds incurred the following 12b-1 expenses:

                                                                                                          AMOUNT PAID TO
                                                                                                          3RD PARTIES BY
                                                                                       TOTAL 12b-1             SIDCO
                                                                     TOTAL 12b-1      EXPENSES AS A       FOR DISTRIBUTOR
FUND/CLASS                                                            EXPENSES       % OF NET ASSETS     RELATED SERVICES
------------------------------------------------------------------  -------------  -------------------  -------------------

CLASS D
  Treasury Securities Fund........................................    $                         %            $

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Insurance Series, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, and TIP Funds, each of which is an open-end management investment company managed by SEI Investments Fund Management or its affiliates and distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of, the Administrator and the Distributor, 1981-1994, Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Administrator and the Distributor, Director and Secretary of SEI Investments and Secretary of, the Administrator and the Distributor, Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Fund, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust and SEI Tax Exempt Trust.

    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI

Institutional International Trust, SEI Insurance Products Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, from September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, Marquis Funds-Registered Trademark-, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995, Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Insurance Products Trust and SEI Tax Exempt Trust.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments and the Administrator since 1997.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant
Secretary--Treasurer of SEI Investments Company since 1997; Assistant Controller of SEI Investments Company since 1995; Vice President of SEI Investments Company since 1991.

    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the SEI Investments, the Administrator and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-January 1995.

    KEVIN P. ROBINS (DOB 04/15/61)--Vice President and Assistant
Secretary--Senior Vice President and General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Administrator since 1994. Vice President, General Counsel and Assistant Secretary of the Administrator and the Distributor, 1992-1994.

    LYNDA J. STRIEGEL (DOB 10/30/48)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc. (1997-1998). Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1989, counsel to the Trust, SEI Investments, the Administrator and the Distributor.

    MARK. E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--Vice President of Fund Accounting and Administration for SEI Investments Mutual Fund Services and Vice President of the Administrator since 1996. Vice President of the Distributor since December 1997. Vice President, Fund

Accounting, BISYS Fund Services September 1995 to November 1996, Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for unaffiliated Trustees. Compensation of officers and affiliated Trustees of the Trust is paid by SEI Management.

    The following table sets forth information about the compensation paid to the Trustees for the fiscal year ended June 30, 1999:

                                                              PENSION OR
                                                AGGREGATE     RETIREMENT                          TOTAL
                                               COMPENSATION    BENEFITS     ESTIMATED       COMPENSATION FROM
                                                   FROM         ACCRUED       ANNUAL         REGISTRANT AND
                                                REGISTRANT    AS PART OF     BENEFITS     FUND COMPLEX PAID TO
                                                 FOR FYE         FUND          UPON         DIRECTORS FOR FYE
NAME OF PERSON AND POSITION                      6/30/99       EXPENSES     RETIREMENT           6/30/99
---------------------------------------------  ------------   -----------   ----------   -----------------------
Robert A. Nesher, Trustee*...................      $--               N/A          N/A    $  --
William M. Doran, Trustee*...................      $--               N/A          N/A    $  --
F. Wendell Gooch, Trustee**..................      $                 N/A          N/A    $      on services on 8
                                                                                           boards
Frank E. Morris, Trustee**+..................      $                 N/A          N/A    $      on service on 8
                                                                                           boards
James M. Storey, Trustee**...................      $                 N/A          N/A    $      on service on 8
                                                                                           boards
George J. Sullivan, Trustee**................      $                 N/A          N/A    $      on services on 8
                                                                                           boards

------------------------------

 *Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

**Messrs. Gooch, Storey, and Sullivan serve as members of the Audit Committee of the Trust.

 +Mr. Morris was retired as of December 31, 1998.

    Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

                                  PERFORMANCE

    From time to time, each Fund may advertise its yield. These figures will be based on historical earnings and are not intended to indicate future performance.

    The current yield of each Fund is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield.

    The Funds compute their effective compound yield by determining the net changes, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1)(365/7) - 1]. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

    Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Funds and other factors.

    Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market mutual funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

    For the seven-day period ended June 30, 1999 the Funds' yield and effective yield were as follows:

FUND/CLASS                                           CLASS      CURRENT       EFFECTIVE
--------------------------------------------------  --------  ------------   ------------
Treasury Securities...............................  Class A
                                                    Class D
Government Securities.............................  Class A
Prime Obligation..................................  Class A
Institutional Cash................................  Class A
Money Market......................................  Class A

    The total return of a Fund refers to the average compounded rate of return for a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P(1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

    Based on the foregoing, the average annual total returns for the Funds from inception through January 31, 1999 and for the one, five and ten year periods ended January 31, 1999 were as follows:

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                      --------------------------------------------
                                                                                          SINCE
FUND                         CLASS                    ONE YEAR   FIVE YEAR  TEN YEAR    INCEPTION
---------------------------  -----------------------  ---------  ---------  ---------  -----------

                        DETERMINATION OF NET ASSET VALUE

    Securities of the Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Trust resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

    The Trust's use of amortized cost valuation and the maintenance of the net asset value of each Fund at $1.00 are permitted by Rule 2a-7, under the 1940 Act, provided that certain conditions are met. Under Rule 2a-7, a money market portfolio must maintain a dollar-weighted average maturity in the Fund of 90 days or less and not purchase any instrument having a remaining maturity of more than 397 days. In addition, money market funds may acquire only U.S. dollar denominated obligations that present minimal credit risks and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two nationally recognized statistical rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. The Trustees must approve or ratify the purchase of any unrated securities. In addition, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a Fund's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million.

    The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per unit at $1.00 for each Fund. However, there is no assurance that the Trust will be able to meet this objective. The Trust's procedures include the determination of the extent of deviation, if any, of each Fund's current net asset value per unit calculated using available market quotations from each Fund's amortized cost price per unit at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. In addition, if any Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of that Fund in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends.

                       PURCHASE AND REDEMPTION OF SHARES

    Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Portfolios of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Manager, the Adviser, the Distributor and/or the Custodian are not open for business.

                     SHAREHOLDER SERVICES (CLASS D SHARES)

    STOP-PAYMENT REQUESTS: Investors may request a stop payment on checks by providing the Trust with a written authorization to do so. Oral requests will be accepted provided that the Trust promptly receives a written authorization. Such requests will remain in effect for six months unless renewed or canceled. The Trust will use its best efforts to effect stop-payment instructions, but does not promise or guarantee that such instructions will be effective. Shareholders requesting stop payment will be charged a $20 service fee per check which will be deducted from their accounts.

    RIGHT OF ACCUMULATION: A shareholder qualifies for cumulative quantity discounts when his new investment, together with the current market value of all holdings of that shareholder in certain eligible Funds reaches a discount level. See "Purchase and Redemption of Shares" in the Prospectuses for the sales charge on quantity purchases.

    LETTER OF INTENT: The reduced sales shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intent provided by the Distributor, and not legally binding on the signer or a Fund which provides for the holder in escrow by the Manager of 5% of the total amount intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intent may be dated to include shares purchased up to 90 days prior to the date of the Letter of Intent is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, the Manager will surrender an appropriate number of the escrowed shares for redemption.

    DISTRIBUTION INVESTMENT OPTION: Distributions of dividends and capital gains made by the Funds may be automatically invested in shares of one of the Funds if shares of the Fund are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the Funds and/or classes in which such automatic investments are to be made and consider the differences in investment objectives and policies before making any investment.

    REINSTATEMENT PRIVILEGE: A shareholder who has redeemed shares of any of the Funds has a one-time right to reinvest the redemption proceeds in shares of the Fund at their net asset value as of the time of reinvestment. Such a reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 30-day period in the same fund is considered a "wash sale" and results in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. The investor must notify the Transfer Agent at the time the trade is placed that the transaction is a reinvestment.

    EXCHANGE PRIVILEGE: Some or all of the shares of the Fund for which payment has been received (I.E., an established account) may be exchanged, at their net asset value, plus any applicable sales charge, for Class D shares of the Trust, SEI Tax Exempt Trust, SEI Institutional International Trust and SEI Institutional Managed Trust or at their net asset value for Class D shares of other Funds of such trusts that do not have sales charges. Exchanges will be made only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Distributor.

    A shareholder may exchange a Fund's Class D shares, for which good payment has been received, in his account at any time, regardless of how long he has held his shares.

    Each Exchange Request must be in proper form (I.E., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone, proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of a Fund to be exchanged and the purchase of the shares of the other Fund. Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's Federal income tax return, unless such shares were held in a tax-deferred retirement plan or other tax-exempt account. If the Exchange Request is received by the Distributor in writing or by telephone on any Business Day, as defined in the Prospectuses of the Trust, prior to the close of the New York Stock Exchange, the exchange will be effective on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Funds, and thus the purchase of shares of the other Funds, may be delayed for up to seven days if the Funds determine that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a shareholder's Exchange Request to the Funds subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAXES

    The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    Each Fund intends to qualify as a regulated investment company ("RIC") as defined under Subchapter M of the Code. By following such a policy, each of the Funds expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject.

    In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities;
(ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RIC's, and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RIC's) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short and long-term capital gains over short and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

    Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

    If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders.

    A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report such payments of interest or dividends, or (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding.

    Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting an investment in the Trust.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their own tax advisers regarding the affect of federal, state and local taxes in their own individual circumstances.

                               FUND TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust's policy of investing in securities with short maturities will result in high portfolio turnover. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the Securities and Exchange Commission.

    It is expected that certain of the Funds may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    The Trust does not expect to use one particular dealer, but, subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreements, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

    The money market securities in which certain of the Funds invest are traded primarily in the over-the-counter market. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities generally are traded on a net basis and normally do not involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Funds will primarily consist of dealer spreads and underwriting commissions.

    Since the Trust does not market its shares through intermediary brokers or dealers, it is not the Trust's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place Fund orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. For the Trust's fiscal years ended June 30, 1997, 1998 and 1999, no brokerage fees were paid.

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share of a Fund upon liquidation of that Fund entitles a shareholder to a pro rata share in the net assets of that Fund, after taking into account certain distribution expenses. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolio of shares or classes of portfolio. Any consideration received by the Trust for shares of any additional Fund and assets in which such consideration is invested would belong to that Fund and would be subject to the liabilities related thereto. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                                     VOTING

    Where the prospectuses for the Funds or this Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the possibility of the shareholders' incurring financial loss appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust's property for any shareholder held personally liable for the obligations of the Trust.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of October 1, 1999, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. The Trust believes that most of the shares referred to below were held by the persons indicated in accounts for their fiduciary, agency, or custodial customers.

TREASURY SECURITIES FUND:

NAME AND ADDRESS                                    NUMBER OF SHARES   PERCENT OF FUND
--------------------------------------------------  ----------------   ---------------
Lebanon Valley National Bank......................
Attn: Cathy Hirschbock
P.O. Box 448
Lebanon, Pennsylvania 17042-0448

The Farmers Company...............................
c/o Farmers First Bank-Lititz
Attn: Wendy Basehoar
P.O. Box 1000
Lititz, Pennsylvania 17543-7000

Repub & Co........................................
c/o Imperial Trust Company
Attn: Shirley Matthews
201 N. Figueroa Street, #610
Los Angeles, California 90012-2629

NAME AND ADDRESS                                    NUMBER OF SHARES   PERCENT OF FUND
--------------------------------------------------  ----------------   ---------------
City National Bank As Fiduciary for Various
Accounts..........................................
Attn: Richard Bolokowicz
400 N. Roxbury Drive, 7th Floor
Beverly Hills, California 90210-5021

The Fulton Company................................
c/o Fulton Bank Trust Dept.
Attn: Dennis Patrick
One Penn Square
Lancaster, Pennsylvania 17602-2853

Smith & Co........................................
c/o First Security Bank of Utah, N.A.
Attn: Money Market/Mutual Fund Desk
P.O. Box 25297
Salt Lake City, Utah 84125-0297

First Security Bank of Utah, N.A..................
Cash Management (Cash Sweep Account)
Attn: Bill Wilcox
61 South Main Street
Salt Lake City, Utah 84111-1909

GOVERNMENT SECURITIES FUND:

NAME AND ADDRESS                                    NUMBER OF SHARES   PERCENT OF FUND
--------------------------------------------------  ----------------   ---------------
SEI Trust Company.................................
c/o SEI Corporation
Attn: Eileen Bonaduce
P.O. Box 1100
Oaks, Pennsylvania 19456-1100

United Jersey Bank................................
Attn: Joe Guittari
210 Main Street, 7th Floor
Hackensack, New Jersey 07601-7372

Torrington Savings Bank...........................
Attn: Richard Kittredge
P.O. Box 478
Torrington, Connecticut 06790-0478

Westwood Trust....................................
Attn: Operations
200 Crescent Court, Suite 300
Dallas, Texas 75201-7838

First National Bank of Commerce...................
Attn: Trust Accounting/Cash Management
925 Common Street
New Orleans, Louisiana 70112-2336

CoreStates Bank...................................
Broad And Chestnut Streets
P.O. Box 7618
Philadelphia, Pennsylvania 19101

PRIME OBLIGATION FUND:

NAME AND ADDRESS                                    NUMBER OF SHARES   PERCENT OF FUND
--------------------------------------------------  ----------------   ---------------
BHC Securities Inc................................
Attn: Cash Sweeps Dept.
2005 Market Street
One Commerce Square, 11th Floor
Philadelphia, Pennsylvania 19103-7042

SEI Trust Company.................................
c/o SEI Corporation
Attn: Sandra Crawford
P.O. Box 1100
Oaks, Pennsylvania 19456-1100

Repub & Co........................................
c/o Imperial Trust Company
Attn: Shirley Matthews
201 N. Figueroa Street, #610
Los Angeles, California 90012-2629

F&M Company.......................................
c/o F&M Bank-Winchester
Attn: Roxanne Caniford
P.O. Box 2800
Winchester, Virginia 22604-2000

Smith & Co........................................
c/o First Security Bank of Utah, N.A.
Attn: Money Market/Mutual Fund Desk
P.O. Box 25297
Salt Lake City, Utah 84125-0297

First Security Bank of Utah, N.A..................
Cash Management (Cash Sweep Account)
Attn: Bill Wilcox
61 South Main Street
Salt Lake City, Utah 84111-1909

                                   CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618 Philadelphia, Pennsylvania 19101 (the "Custodian"), serves as Custodian of the Trust's asset and as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

                                    EXPERTS

                                , independent accountants, given on the
authority of said firm as experts in auditing and accounting.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius serves as counsel to the Trust.

                              FINANCIAL STATEMENTS

                           PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS:

(a)        Registrant's Agreement and Declaration of Trust as originaly filed with
             Registrant's Registration Statement on Form N-1A filed with the SEC on
             July 29, 1981, as amended in Post-Effective Amendment No. 8 filed with the
             SEC on March 7, 1988 is incorporated by reference to Exhibit 1 of
             Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.
(b)(1)     Registrant's By-laws as originally filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the SEC on
             October 22, 1981 are incorporated by reference to Exhibit 2(a) of
             Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.
(b)(2)     Amended By-Laws are incorporated by reference to Exhibit 2(b) of
             Post-Effective Amendment No. 21 filed with the SEC on October 30, 1997.
(c)        Not applicable.
(d)(1)     Investment Advisory Contract dated October 30, 1985 between TrustFunds
             Liquid Asset Trust and Wellington Management Company as originally filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement
             on Form N-1A filed with the SEC on June 13, 1986 is incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.
(d)(2)     Consent to Assignment and Assumption between SEI Financial Management
             Corporation and SEI Fund Management dated August 21, 1996 is incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 20 filed with the SEC on August 28, 1996.
(e)        Distribution Agreement dated November 29, 1982 between TrustFunds Liquid
             Asset Trust and SEI Financial Services Company as originally filed with
             Post-Effective Amendment No. 4 to Registrant's Registration Statement on
             Form N-1A filed with the SEC on August 29, 1985 is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 19 filed with the
             SEC on October 30, 1995.
(f)        Not applicable.
(g)(1)     Custodian Agreement dated September 1, 1981 by and between TrustFunds Liquid
             Asset Trust and The Philadelphia National Bank as originally filed with
             Pre-Effective Amendment No. 1 to Registrant's Registration Statement on
             Form N-1A filed with the SEC on October 22, 1981 is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.
(g)(2)     Custodian Agreement dated October 25, 1984 between TrustFunds Liquid Asset
             Trust and First Interstate Bank of Oregon as originally filed with
             Post-Effective Amendment No. 4 to Registrant's Registration Statement on
             Form N-1A filed with the SEC on August 29, 1985 is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.
(h)        Management Agreement dated as of October 31, 1986 by and between TrustFunds
             Liquid Asset Trust and SEI Financial Management Corporation as originally filed with Post-Effective Amendment No. 8 to Registrant's Registration
             Statement on Form N-1A filed with the SEC on March 7, 1988 is incorporated by reference to Exhibit 9 of Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.
(i)        Opinion and Consent of Counsel is incorporated by reference to Exhibit 10 of
             Post-Effective Amendment No. 21, filed with the SEC on October 30, 1997.
(j)        Not applicable.
(k)        Not applicable.

(l)        Not applicable.
(m)(1)     Registrant's 12b-1 Distribution Plan as amended March 30, 1984 as originally filed with Post-Effective Amendment No. 4 to Registrant's Registration
             Statement on Form N-1A filed with the SEC on August 29, 1985 is incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No.
             19 filed with the SEC on October 30, 1995.
(m)(2)     Registrant's 12b-1 Distribution Plan with respect to the ProVantage Funds
             Class as originally filed with Post-Effective Amendment No. 17 to
             Registrant's Registration Statement on Form N-1A filed with the SEC on
             August 27, 1993 is incorporated by reference to Exhibit 15(b) of
             Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.
(m)(3)     Amended and Restated Distribution Plan is incorporated by reference to
             Exhibit 15(c) of Post-Effective Amendment No. 20 filed with the SEC on
             August 28, 1996.
(m)(4)     Shareholder Service Plan and Agreement with respect to the Class D shares is incorporated by reference to Exhibit 15(d) of Post-Effective Amendment No.
             20 filed with the SEC on August 28, 1996.
(n)        Not applicable.
(o)(1)     Rule 18f-3 Plan is incorporated by reference to Exhibit 18(a) of
             Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.
(o)(2)     Amendments to Rule 18f-3 Plan are incorporated by reference to Exhibit 18(b)
             of Post-Effective Amendment No. 20 filed with the SEC on August 28, 1996.
(p)        Powers of Attorney for Robert A. Nesher, William M. Doran, F. Wendell Gooch,
             Frank E. Morris, Mark E. Nagle, Edward D. Loughlin, George J. Sullivan,
             Jr. and James M. Storey are incorporated by reference to Exhibit 24 of
             Post-Effective Amendment No. 22 filed with the SEC on October 23, 1998.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See the Prospectus and the Statement of Additional Information filed herewith regarding the Trust's control relationships. The Manager is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated herewith. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

    Wellington Management Company, LLP ("Wellington") is the Adviser for each of the Registrant's Funds. The principal business address of is 75 State Street, Boston, Massachusetts 02109. Wellington is an investment adviser registered under the Adviser Act.

    NAME AND POSITION WITH                                    CONNECTION WITH OTHER
      INVESTMENT ADVISER          NAME OF OTHER COMPANY              COMPANY
------------------------------  --------------------------  --------------------------
Kenneth Lee Abrams                          --                          --
  General Partner

Nicholas Charles Adams                      --                          --
  General Partner

Rand Charles Alexander                      --                          --
  General Partner

Deborah Louise Allison                      --                          --
  General Partner

James Halsey Averill                        --                          --
  General Partner

Karl E. Bandtel                             --                          --
  General Partner

Marie-Claude Petit Bernal                   --                          --
  General Partner

William Nicholas Booth                      --                          --
  General Partner

Paul Braverman                              --                          --
  General Partner

Robert A. Bruno                             --                          --
  General Partner

Pamela Dippel                               --                          --
  General Partner

Robert Wren Doran               Wellington Trust Company,   Director & Chairman of the
  General Partner                            NA                   Board and of the
                                                                Executive Committee

Charles Townsend Freeman                    --                          --
  General Partner

Laurie Allen Gabriel                        --                          --
  General Partner

Frank Joseph Gilday, III                    --                          --
  General Partner

John Herrick Gooch                Wellington Management              Partner
  General Partner                      International

                                Wellington Trust Company,   Director & Vice President
                                             NA

Nicholas Peter Greville           Wellington Management              Partner
  General Partner                      International

    NAME AND POSITION WITH                                    CONNECTION WITH OTHER
      INVESTMENT ADVISER          NAME OF OTHER COMPANY              COMPANY
------------------------------  --------------------------  --------------------------
Paul J. Hammel                              --                          --
  General Partner

William Claude Sandifer Hicks               --                          --
  General Partner

Paul David Kaplan                           --                          --
  General Partner

John Charles Keogh                          --                          --
  General Partner

George Cabot Lodge, Jr.                     --                          --
  General Partner

Nancy T. Lukitsh                Wellington Trust Company,   Director & Vice President
  General Partner                            NA

Mark T. Lynch                               --                          --
  General Partner

Christine Smith Manfredi                    --                          --
  General Partner

Patrick John McCloskey                      --                          --
  General Partner

Earl Edward McEvoy                          --                          --
  General Partner

Duncan Mathieu McFarland          Wellington Management              Partner
  General Partner                      International

                                Wellington Trust Company,    Director & Vice Chairman
                                             NA

Paul Mulford Mecray, III                    --                          --
  General Partner

Matthew Edward Megargel                     --                          --
  General Partner

James Nelson Mordy                          --                          --
  General Partner

Diane Carol Nordin                          --                          --
  General Partner

Stephen T. O'Brien                          --                          --
  General Partner

Edward Paul Owens                           --                          --
  General Partner

Saul Joseph Pannell                         --                          --
  General Partner

Thomas Louis Pappas                         --                          --
  General Partner

David Minter Parker                         --                          --
  General Partner

    NAME AND POSITION WITH                                    CONNECTION WITH OTHER
      INVESTMENT ADVISER          NAME OF OTHER COMPANY              COMPANY
------------------------------  --------------------------  --------------------------
Jonathan Martin Payson          Wellington Trust Company,      Director & President
  General Partner                            NA

Stephen Michael Pazuk             Wellington Management              Partner
  General Partner                      International

Robert Douglas Rands                        --                          --
  General Partner

Eugene Edward Record, Jr.                   --                          --
  General Partner

James Albert Rullo                          --                          --
  General Partner

John Robert Ryan                            --                          --
  General Partner

Joseph Harold Schwartz                      --                          --
  General Partner

Theodore Shasta                             --                          --
  General Partner

Binkley Calhoun Shorts                      --                          --
  General Partner

Trond Skramstad                             --                          --
  General Partner

Catherine Anne Smith                        --                          --
  General Partner

Stephen Albert Soderberg                    --                          --
  General Partner

Brendan James Swords                        --                          --
  General Partner

Harriett Tee Taggart                        --                          --
  General Partner

Perry Marques Traquina                      --                          --
  General Partner

Gene Roger Tremblay                         --                          --
  General Partner

Mary Ann Tynan                              --                          --
  General Partner

Clare Villari                               --                          --
  General Partner

Ernst Hans von Metzsch                      --                          --
  General Partner

James Leland Walters            Wellington Trust Company,     Director, Senior Trust
  General Partner                            NA               Officer & Trust Counsel

Kim Williams                                --                          --
  General Partner

    NAME AND POSITION WITH                                    CONNECTION WITH OTHER
      INVESTMENT ADVISER          NAME OF OTHER COMPANY              COMPANY
------------------------------  --------------------------  --------------------------
Francis Vincent Wisneski, Jr.               --                          --
  General Partner

ITEM 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                    July 15, 1982
SEI Tax Exempt Trust                      December 3, 1982
SEI Index Funds                           July 10, 1985
SEI Institutional Managed Trust           January 22, 1987
SEI Institutional International Trust     August 30, 1988
The Advisors' Inner Circle Fund           November 14, 1991
The Pillar Funds                          February 28, 1992
CUFUND                                    May 1, 1992
STI Classic Funds                         May 29, 1992
First American Funds, Inc.                November 1, 1992
First American Investment Funds, Inc.     November 1, 1992
The Arbor Fund                            January 28, 1993
Boston 1784 Funds-Registered Trademark-   June 1, 1993
The PBHG Funds, Inc.                      July 16, 1993
Morgan Grenfell Investment Trust          January 3, 1994
The Achievement Funds Trust               December 27, 1994
Bishop Street Funds                       January 27, 1995
CrestFunds, Inc.                          March 1, 1995
STI Classic Variable Trust                August 18, 1995
ARK Funds                                 November 1, 1995
Huntington Funds                          January 11, 1996
SEI Asset Allocation Trust                April 1, 1996
TIP Funds                                 April 28, 1996
SEI Institutional Investments Trust       June 14, 1996
First American Strategy Funds, Inc.       October 1, 1996
HighMark Funds                            February 15, 1997
Armada Funds                              March 8, 1997
PBHG Insurance Series Fund, Inc.          April 1, 1997
The Expedition Funds                      June 9, 1997
Alpha Select Funds                        January 1, 1998
Oak Associates Funds                      February 27, 1998
The Nevis Fund, Inc.                      June 29, 1998
The Parkstone Group of Funds              September 14, 1998
CNI Charter Funds                         April 1, 1999
The Parkstone Advantage Fund              May 1, 1999

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456. The Manager, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Manager. SEI Investments and its subsidiaries and affiliates, including the Manager, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Manager and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievements Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Funds, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and Alpha Select Funds.

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Alfred P. West, Jr.              Director, Chairman of the Board of Directors                       --

Henry H. Greer                   Director                                                           --

Carmen V. Romeo                  Director                                                           --

Mark J. Held                     President & Chief Operating Officer                                --

Gilbert L. Beebower              Executive Vice President                                           --

Richard B. Lieb                  Executive Vice President                                           --

Dennis J. McGonigle              Executive Vice President                                           --

Robert M. Silvestri              Chief Financial Officer & Treasurer                                --

Leo J. Dolan, Jr.                Senior Vice President                                              --

Carl A. Guarino                  Senior Vice President                                              --

Larry Hutchison                  Senior Vice President                                              --

Jack May                         Senior Vice President                                              --

Hartland J. McKeown              Senior Vice President

Barbara J. Moore                 Senior Vice President                                              --

Kevin P. Robins                  Senior Vice President & General Counsel                 Vice President &
                                                                                           Assistant Secretary

Patrick K. Walsh                 Senior Vice President                                              --

Robert Aller                     Vice President                                                     --

Gordon W. Carpenter              Vice President                                                     --

Todd Cipperman                   Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

S. Courtney E. Collier           Vice President & Assistant Secretary                               --

Robert Crudup                    Vice President & Managing Director                                 --

Barbara Doyne                    Vice President                                                     --

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Jeff Drennen                     Vice President                                                     --

Vic Galef                        Vice President & Managing Director                                 --

Lydia A. Gavalis                 Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Greg Gettinger                   Vice President & Assistant Secretary                               --

Kathy Heilig                     Vice President                                                     --

Jeff Jacobs                      Vice President                                                     --

Samuel King                      Vice President                                                     --

Kim Kirk                         Vice President & Managing Director                                 --

John Krzeminski                  Vice President & Managing Director                                 --

Carolyn McLaurin                 Vice President & Managing Director                                 --

W. Kelso Morrill                 Vice President                                                     --

Mark Nagle                       Vice President                                          Controller & Chief
                                                                                           Financial Officer

Joanne Nelson                    Vice President                                                     --

Cynthia M. Parrish               Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Kim Rainey                       Vice President                                                     --

Rob Redican                      Vice President                                                     --

Maria Rinehart                   Vice President                                                     --

Mark Samuels                     Vice President & Managing Director                                 --

Steve Smith                      Vice President                                                     --

Daniel Spaventa                  Vice President                                                     --

Kathryn L. Stanton               Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Lynda J. Striegel                Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary

Lori L. White                    Vice President & Assistant Secretary                               --

Wayne M. Withrow                 Vice President & Managing Director                                 --

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

           First Union National Bank,
           Broad and Chestnut Streets
           P.O. Box 7618
           Philadelphia, Pennsylvania 19101

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Manager:

           SEI Investments Fund Management
           Oaks, Pennsylvania 19456

        (d) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Adviser:

           Wellington Management Company, LLP
           75 State Street
           Boston, Massachusetts 02109

ITEM 29.  MANAGEMENT SERVICES:

    None.

ITEM 30.  UNDERTAKINGS:

    None

                                     NOTICE

    A copy of the Agreement and Declaration of Trust of SEI Liquid Asset Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Unitholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post Effective Amendment No. 23 to Registration Statement No. 2-73428 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 25th day of August, 1999.

                                SEI LIQUID ASSET TRUST

                                By:            /s/ EDWARD D. LOUGHLIN
                                     -----------------------------------------
                                                 Edward D. Loughlin
                                                     PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

              *
------------------------------  Trustee                       August 25, 1999
       William M. Doran

              *
------------------------------  Trustee                       August 25, 1999
       F. Wendell Gooch

              *
------------------------------  Trustee                       August 25, 1999
       Frank E. Morris

              *
------------------------------  Trustee                       August 25, 1999
       Robert A. Nesher

              *
------------------------------  Trustee                       August 25, 1999
       James M. Storey

              *
------------------------------  Trustee                       August 25, 1999
      George J. Sullivan

    /s/ EDWARD D. LOUGHLIN
------------------------------  President, Chief              August 25, 1999
      Edward D. Loughlin          Executive Officer

      /s/ MARK E. NAGLE
------------------------------  Controller, Chief             August 25, 1999
        Mark E. Nagle             Financial Officer

*By:   /s/ EDWARD D. LOUGHLIN
      -------------------------
         Edward D. Loughlin
          ATTORNEY IN FACT

   EXHIBIT NUMBER                                         DESCRIPTION
--------------------  -----------------------------------------------------------------------------------
EX-99.Ba              Registrant's Agreement and Declaration of Trust as originally filed with
                        Registrant's Registration Statement on Form N-1A filed with the SEC on July 29,
                        1981, as amended in Post-Effective Amendment No. 8 filed with the SEC on March 7,
                        1988 is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.

EX-99.Bb(1)           Registrant's By-laws as originally filed with Pre-Effective Amendment No. 1 to
                        Registrant's Registration Statement on Form N-1A filed with the SEC on October
                        22, 1981 are incorporated by reference to Exhibit 2(a) of Post-Effective
                        Amendment No. 19 filed with the SEC on October 30, 1995.

EX-99.Bb(2)           Amended By-Laws are incorporated by reference to Exhibit 2(b) of Post-Effective
                        Amendment No. 21, filed with the SEC on October 30, 1997.

EX-99.c               Not applicable.

EX-99.Bd(1)           Investment Advisory Contract dated October 30, 1985 between TrustFunds Liquid Asset
                        Trust and Wellington Management Company as originally filed with Post-Effective
                        Amendment No. 5 to Registrant's Registration Statement on Form N-1A filed with the SEC on June 13, 1986 is incorporated by reference to Exhibit 5(a) of
                        Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.

EX-99.Bd(2)           Consent to Assignment and Assumption between SEI Financial Management Corporation and SEI Fund Management dated August 21, 1996 is incorporated by reference to
                        Exhibit 5(b) of Post-Effective Amendment No. 20 filed with the SEC on August 28,
                        1996.

EX-99.Be              Distribution Agreement dated November 29, 1982 between TrustFunds Liquid Asset
                        Trust and SEI Financial Services Company as originally filed with Post-Effective
                        Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed with the SEC on August 29, 1985 is incorporated by reference to Exhibit 6 of
                        Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.

EX-99.Bf              Not applicable.

EX-99.Bg(1)           Custodian Agreement dated September 1, 1981 by and between TrustFunds Liquid Asset
                        Trust and The Philadelphia National Bank as originally filed with Pre-Effective
                        Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed with the SEC on October 22, 1981 is incorporated by reference to Exhibit 8(a) of
                        Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.

EX-99.Bg(2)           Custodian Agreement dated October 25, 1984 between TrustFunds Liquid Asset Trust and First Interstate Bank of Oregon as originally filed with Post-Effective
                        Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed with the SEC on August 29, 1985 is incorporated by reference to Exhibit 8(b) of
                        Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.

EX-99.Bh              Management Agreement dated as of October 31, 1986 by and between TrustFunds Liquid
                        Asset Trust and SEI Financial Management Corporation as originally filed with
                        Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form
                        N-1A filed with the SEC on March 7, 1988 is incorporated by reference to Exhibit
                        9 of Post-Effective Amendment No. 19 filed with the SEC on October 30, 1995.

   EXHIBIT NUMBER                                         DESCRIPTION
--------------------  -----------------------------------------------------------------------------------
EX-99.Bi              Opinion and Consent of Counsel is incorporated by reference to Exhibit 10 of
                        Post-Effective Amendment No. 21 filed with the SEC on October 30, 1997.

EX-99.Bj              Not applicable.

EX-99.Bk              Not applicable.

EX-99.Bl              Not applicable.

EX-99.Bm(1)           Registrant's 12b-1 Distribution Plan as amended March 30, 1984 as originally filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on
                        Form N-1A filed with the SEC on August 29, 1985 is incorporated by reference to
                        Exhibit 15(a) of Post-Effective Amendment No. 19 filed with the SEC on October
                        30, 1995.

EX-99.Bm(2)           Registrant's 12b-1 Distribution Plan with respect to the ProVantage Funds Class as originally filed with Post-Effective Amendment No. 17 to Registrant's
                        Registration Statement on Form N-1A filed with the SEC on August 27, 1993 is incorporated by reference to Exhibit 15(b) of Post-Effective Amendment No. 19
                        filed with the SEC on October 30, 1995.

EX-99.Bm(3)           Amended and Restated Distribution Plan is incorporated by reference to Exhibit
                        15(c) of Post-Effective Amendment No. 20 filed with the SEC on August 28, 1996.

EX-99.Bm(4)           Shareholder Service Plan and Agreement with respect to the Class D shares is incorporated by reference to Exhibit 15(d) of Post-Effective Amendment No. 20
                        filed with the SEC on August 28, 1996.

EX-99.Bo(1)           Rule 18f-3 Plan is incorporated by reference to Exhibit 18(a) of Post-Effective
                        Amendment No. 19 filed with the SEC on October 30, 1995.

EX-99.Bo(2)           Amendments to Rule 18f-3 Plan are incorporated by reference to
                        Exhibit 18(b) of Post-Effective Amendment No. 20 filed with the SEC on August 28,
                        1996.

EX-99.Bp              Powers of Attorney for Robert A. Nesher, William M. Doran, F. Wendell Gooch, Frank
                        E. Morris, Mark E. Nagle, David G. Lee, George J. Sullivan, Jr. and James M.
                        Storey are incorporated by reference to Exhibit 24 of Post-Effective Amendment
                        No. 22 filed with the SEC on October 23, 1998.